Financial risk management and impairment of financial assets	12 Months Ended
Dec. 31, 2020
Financial risk management and impairment of financial assets
Financial risk management and impairment of financial assets

24 Financial risk management and impairment of financial assets

The Group’s activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk.

Credit risk and impairment

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from prepayments to suppliers and distributors and deposits with the Group’s bank.

The carrying amount of financial assets represents the maximum credit exposure. Therefore, the maximum exposure to credit risk at the balance sheet date was £2,799,000 (2019: £1,136,000) being the total of the carrying amount of financial assets excluding cash, which includes trade receivables and other receivables. All the receivables are with parties in the UK.

The allowance account of trade receivables is used to record impairment losses unless the Group is satisfied that no recovery of the amount owing is possible; at that point the amounts considered irrecoverable are moved to the allowance account to be written off against the trade receivables directly. The Group provides for impairment losses based on estimated irrecoverable amounts determined by reference to specific circumstances and the experience of management of debtor default in the industry.

On that basis, the loss allowance as at December 31, 2020 and December 31, 2019 was determined as £nil for trade receivables.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s financial position. The Group’s principal exposure to market risk is exposure to foreign exchange rate fluctuations. There are currently no currency forwards, options or swaps to hedge this exposure.

Foreign exchange risk

The Group is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. The Group holds its cash in GBP and the majority of the Group’s costs are in GBP. The Group also has supply contracts denominated in USD and EUR. In 2019 and 2020, the Group did not consider foreign exchange rate risk to have a material impact on the financials statements and therefore no sensitivity analysis is presented.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due.

The Group’s management team uses short and long-term cash flow forecasts to manage liquidity risk. Forecasts are supplemented by sensitivity analysis which is used to assess funding adequacy for at least a 12 month period.

24 Financial risk management and impairment of financial assets (continued)

The Company manages its cash resources to ensure it has sufficient funds to meet all expected demands as they fall due.

	Maturity analysis	Between 2 and 5	After more than
2020	Within 1 year	years	5 years	Total
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	2,401	—	—	2,401
Lease liabilities	175	700	397	1,272
Other borrowings	6,309	—	—	6,309
	8,885	700	397	9,982

		Between 2 and 5	After more than
2019	Within 1 year	years	5 years	Total
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	1,371	524	—	1,895
Lease liabilities	219	700	572	1,491
	1,590	1,224	572	3,386

Capital risk management

Capital management

The Group’s objective when managing capital is to ensure the Group continues as a going concern; and grows in a sustainable manner.

The Group considers its capital to be its cash balance. The Group has no borrowings from unrelated third parties; should debt be introduced into the capital structure in the future then the debt to equity ratio would be managed and monitored.

There are no externally imposed capital requirements.

Given the ongoing development of eVTOL aircraft with minimal revenues, the Group relies on funding from its shareholders and other equity investors. The finance department reviews the cash the Group has available on a monthly basis and forecasts the use of that cash. Equity fundraising processes are ongoing in order to ensure that the Group has sufficient capital in order to achieve its targets.